Waddell & Reed Advisors
                    Municipal Money Market Fund,
                    Inc.

                    Annual
                    Report
                    ------------------
                    September 30, 2001

CONTENTS

         3     Manager's Discussion

         5     Investments

        12     Statement of Assets and Liabilities

        13     Statement of Operations

        14     Statement of Changes in Net Assets

        15     Financial Highlights

        18     Notes to Financial Statements

        22     Independent Auditors' Report

        23     Income Tax Information

        25     Directors & Officers




This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Money Market Fund, Inc. current prospectus.

MANAGER'S DISCUSSION

-----------------------------------------------------------------
   September 30, 2001


An interview with Mira Stevovich, portfolio manager of Waddell & Reed Advisors Municipal Money Market Fund, Inc.

This report relates to the operation of Waddell & Reed Advisors Municipal Money Market Fund, Inc. for the fiscal period ended September 30, 2001. The following discussion and tables provide you with information regarding the Fund's performance since its inception on December 15, 2000.

How did the Fund perform since its inception?
The Fund was established just prior to the beginning of the Federal Reserve's recent succession of Federal Fund's rate cuts. By the end of the Fund's fiscal year, rate cuts had reached a total of 350 basis points, or more than three percent. The Fund's initial cash was thus invested when yields on securities were highest. During the period, we attempted to maintain a relatively longer average maturity for the Fund, thereby capturing higher yields for a longer period of time and improving the Fund's overall performance.

What market conditions or events influenced the Fund's performance since its inception?
We have been very selective regarding credit risks, due to the weakening U.S. economy over the fiscal year. As a result, we have remained invested in issuers that carry the highest credit ratings, or are guaranteed by entities with the highest credit ratings. However, these securities are issued at a premium (lower rates of interest) to other, weaker issuers. Consequently, the overall return on the Fund has been affected, especially during the final months of the fiscal period.

What strategies and techniques did you employ that specifically affected the Fund's performance?
As mentioned above, we lengthened the average maturity when possible in an attempt to capture higher yields. We also monitored credit quality closely, staying invested in securities with the highest credit ratings.

What industries or sectors did you emphasize since the Fund's inception, and what looks attractive to you going forward?
Since inception, we have primarily invested in municipal securities guaranteed by high-quality banks, insurers or industrial companies. Going forward, we intend to continue to invest in these securities, within our strict credit risk constraints.


Sincerely,


Mira Stevovich,
Manager
Waddell & Reed Advisors
Municipal Money Market Fund, Inc.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001


                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.06%
Jasper Water Works and Sewer Board, Inc.,
 Water and Sewer Revenue Bonds, Series 2001-A
 (Ambac Assurance Corporation),
 4.0%, 6-1-02  ...........................      $160    $   161,149
                                                        -----------

ARIZONA - 3.96%
The Industrial Development Authority of the
 County of Maricopa, Variable Rate Demand
 Multifamily Housing Revenue Bonds (Gran
 Victoria Housing LLC Project), Series 2000A
 (Fannie Mae),
 2.25%, 10-4-01  .........................       600        600,000
                                                        -----------

CALIFORNIA - 4.26%
California Pollution Control Financing Authority,
 Environmental Improvement Revenue Bonds, Shell
 Oil Company Project, Series 1998A (Taxable),
 3.45%, 10-1-01  .........................       396        396,000
City of Azusa, California, Multifamily Housing
 Revenue Refunding Bonds (Pacific Glen Apartments
 Project), Series 1994 (Fannie Mae),
 2.15%, 10-4-01  .........................       250        250,000
                                                        -----------
                                                            646,000
                                                        -----------

COLORADO - 7.19%
Colorado Agricultural Development Authority,
 Adjustable Rate Industrial Development Revenue Bonds
 (Royal Crest Dairy, Inc. Project), Series 1998
 (UMB Bank Colorado),
 3.05%, 10-3-01  .........................       500        500,000
287/42 General Improvement District (in the City
 of Lafayette, Colorado), General Obligation
 Limited Tax Bonds:
 Series 2000 (U.S. Bank National Association),
   2.4%, 10-4-01 .........................       250        250,000
 Series 2001 (U.S. Bank National Association),
   2.4%, 10-4-01 .........................       100        100,000
                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
Colorado State Board of Agriculture, Colorado
 State University, Research Building Revolving Fund
 Enterprise Revenue Bonds, Series 2001 (Ambac
 Assurance Corporation),
 4.0%, 12-1-01  ..........................      $240    $   240,422
                                                        -----------
                                                          1,090,422
                                                        -----------

FLORIDA - 8.22%
Florida Housing Finance Agency, Multi-Family Housing
 Revenue Refunding Bonds, 1983 Series F (Horizon Place Development), (Freddie Mac),
 2.2%, 10-3-01  ..........................       490        490,000
Sarasota County Public Hospital District,
 Variable Rate Demand Hospital Revenue Bonds
 (Sarasota Memorial Hospital Project), Series A
 Limited (The Sumitomo Bank), (SunTrust Bank,
 Central Florida, National Association),
 2.35%, 10-3-01  .........................       400        400,000
Dade County Health Facilities Authority, Hospital
 Revenue Bonds, Series 1991A (South Miami Hospital
 Project), (AMBAC Indemnity Corporation),
 6.75%, 10-1-01  .........................       350        357,000
                                                        -----------
                                                          1,247,000
                                                        -----------

GEORGIA - 2.64%
Housing Authority of Clayton County (Georgia),
 MultiFamily Housing Revenue Refunding Bonds, Series
 E (Chateau Forest Apartments Project), (Financial
 Security Assurance),
 2.35%, 10-3-01  .........................       400        400,000
                                                        -----------

ILLINOIS - 2.64%
City of Clinton, Illinois, Variable/Fixed Rate
 Demand Industrial Development Revenue Bonds,
 Series 1993 (Thrall Car Manufacturing Company
 Project), (Harris Bank),
 2.35%, 10-3-01  .........................       200        200,000
                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001                        Principal
                                           Amount in
MUNICIPAL BONDS (Continued)                Thousands        Value
ILLINOIS (Continued)
Board of Education of the City of Chicago, Unlimited
 Tax General Obligation Bonds (Dedicated Revenues),
 Series 2000C (Financial Security Assurance Inc.),
   2.3%, 10-4-01 .........................      $200    $   200,000
                                                        -----------
                                                            400,000
                                                        -----------

INDIANA - 5.01%
City of Indianapolis, Indiana, Adjustable Tender
 Resource Recovery Revenue Bonds, Series 1987
 (Ogden Martin Systems of Indianapolis, Inc.
 Project), (Westdeutsche Landesbank Girozentrale,
 New York Branch),
 2.8%, 10-1-01  ..........................       400        400,000
Indiana Health Facility Financing Authority,
 Variable Rate Demand Revenue Bonds, Series 1991
 (Capital Access Designated Pool Program),
 (Comerica Bank),
 2.25%, 10-3-01  .........................       360        360,000
                                                        -----------
                                                            760,000
                                                        -----------

IOWA - 2.64%
Iowa School Cash Anticipation Program, Iowa School
 Corporations, Warrant Certificates, 2000-2001 Series B
 (Financial Security Assurance Inc.),
 3.875%, 1-30-02  ........................       400        401,003
                                                        -----------

KANSAS - 2.64%
City of Olathe, Kansas, Variable Rate Demand
 Recreational Facilities Revenue Bonds (YMCA
 of Greater Kansas City Project), Series 1999B
 (UMB Bank, N.A.),
 2.9%, 10-1-01  ..........................       400        400,000
                                                        -----------

KENTUCKY - 1.67%
Kentucky Housing Corporation, Housing Revenue
 Bonds, 1993 Series B (Federally Insured or
 Guaranteed Mortgage Loans), (Federal Housing
 Administration of the Department of Housing
 and Urban Development, U.S. Veteran's Administration
 and U.S. Farmers Home Administration),
 4.65%, 7-1-02  ..........................       250        254,053
                                                        -----------
                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA - 1.46%
Board of Commissioners of The Port of New Orleans,
 Port Facility Revenue Bonds, Series 2001 (Ambac
 Assurance Corporation),
 4.25%, 4-1-02  ..........................      $220    $   221,126
                                                        -----------

MICHIGAN - 9.79%
Michigan State Housing Development Authority,
 Single-Family Mortgage Revenue Bonds, Variable
 Rate Bonds, 2000 Series A (Non-AMT), (Municipal Bond
 Investors Assurance Corporation),
 2.35%, 10-3-01  .........................       455        455,000
The Economic Development Corporation of the County of
 Midland, Variable Rate Demand Limited Obligation
 Revenue Bonds Series 1993A (The Dow Chemical Company),
 2.9%, 10-1-01  ..........................       400        400,000
Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds
 (Grayling Generating Station Project), Series 1990
 (Barclays Bank PLC, New York Branch),
 2.3%, 10-3-01  ..........................       400        400,000
The Economic Development Corporation of the Charter
 Township of Clinton, Variable Rate Demand Limited
 Obligation Revenue Bonds, Series 1994 (Omega Plastics,
 Inc. Project), (Comerica Bank),
 2.4%, 10-4-01  ..........................       230        230,000
                                                        -----------
                                                          1,485,000
                                                        -----------

MISSOURI - 16.19%
Health and Educational Facilities Authority of the State
 of Missouri, Variable Rate Demand Educational Facilities
 Revenue Bonds:
 Kansas City Art Institute, Series 1999
 (Commerce Bank, N.A.),
 2.9%, 10-1-01  ..........................       500        500,000
 Hannibal-LaGrange College, Series 2001
 (Commerce Bank, N.A.),
 2.9%, 10-1-01  ..........................       400        400,000
The Industrial Development Authority of the County of
 Jackson, State of Missouri, Variable Rate Demand
 Recreational Facilities Revenue Bonds (YMCA of Greater
 Kansas City Project), Series 1999A (UMB Bank, N.A.),
 2.9%, 10-1-01  ..........................       450        450,000
                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
Northwest R-I School District of Jefferson County,
 Missouri, General Obligation Refunding Bonds
 (Missouri Direct Deposit Program), Series 2001,
 4.0%, 3-1-02  ...........................      $400    $   401,367
The City of St. Louis, Missouri, Public Safety General
 Obligation Bonds, Series 1999 (Financial Guaranty
 Insurance Company),
 4.1%, 2-15-02  ..........................       300        300,808
State Environmental Improvement and Energy Resources
 Authority (Missouri), Environmental Improvement
 Revenue Bonds (UtiliCorp United Inc. Project),
 Series 1993 (The Toronto-Dominion Bank),
 2.35%, 10-3-01  .........................       300        300,000
Health and Educational Facilities Authority of the
 State of Missouri, Health Facilities Refunding and
 Improvement Revenue Bonds (Saint Luke's Hospital of
 Kansas City Project), Series 1991 (Municipal Bond
 Investors Assurance Corporation),
 6.5%, 11-15-01  .........................       100        102,308
                                                        -----------
                                                          2,454,483
                                                        -----------

NEBRASKA - 2.31%
Hospital Authority No. 1 of Lancaster County, Nebraska,
 Lancaster County, Nebraska Variable Rate Health Facilities
 Revenue Bonds (Immanuel Health Systems - Williamsburg
 Project), Series 2000A (LaSalle Bank National Association),
 2.75%, 10-1-01  .........................       350        350,000
                                                        -----------

NEW MEXICO - 2.97%
City of Albuquerque, New Mexico, Airport Subordinate Lien
 Adjustable Tender Revenue Bonds, Series 1996A
 (Bayerische Landesbank, New York Branch),
 2.4%, 10-3-01  ..........................       450        450,000
                                                        -----------

NORTH CAROLINA - 2.64%
City of Charlotte, North Carolina, Variable Rate Airport
 Refunding Revenue Bonds, Series 1997A (Municipal Bond
 Investors Assurance Corporation),
 2.4%, 10-3-01  ..........................       400        400,000
                                                        -----------

                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO - 2.64%
Ohio Air Quality Development Authority, State of Ohio,
 Air Quality Development Revenue Refunding Bonds (The
 Cincinnati Gas & Electric Company Project), 1995
 Series B (Barclays Bank PLC, New York Branch),
 2.7%, 10-1-01  ..........................      $400    $   400,000
                                                        -----------

RHODE ISLAND - 2.64%
Rhode Island Student Loan Authority, Student Loan
 Program Revenue Bonds, 1995 Series I (State Street
 Bank and Trust Company of Boston),
 2.45%, 10-3-01  .........................       400        400,000
                                                        -----------

TEXAS - 9.92%
Calhoun County Navigation Industrial Development
 Authority, Port Revenue Bonds, Series 1998 (The
 British Petroleum Company P.L.C.),
 2.9%, 10-1-01  ..........................       400        400,000
City of Austin, Texas, Airport System Variable Rate
 Revenue Notes, Series A (Morgan Guaranty Trust Company
 of New York),
 2.4%, 10-3-01  ..........................       400        400,000
Aldine Independent School District (Harris County,
 Texas), Unlimited Tax School Building and Refunding
 Bonds, Series 1992 (United States Treasury Department),
 6.125%, 2-15-02  ........................       350        357,466
City of Missouri City, Texas, Permanent Improvement and
 Refunding Bonds, Series 2001 (MBIA Insurance Corporation),
 6.25%, 6-15-02  .........................       225        230,638
Gulf Coast Water Authority, Water System Contract
 Revenue Bonds (City of League City Contract),
 Series 2001 (Financial Guaranty Insurance Company),
 4.0%, 8-15-02  ..........................       115        116,478
                                                        -----------
                                                          1,504,582
                                                        -----------

WASHINGTON - 7.26%
Economic Development Corporation of Pierce County,
 Variable Rate Demand Revenue Bonds, 1995 (The Truss
 Company Project), (U.S. Bank of Washington, National
 Association),
 2.55%, 10-4-01  .........................       450        450,000
                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
Washington State Housing Finance Commission, Variable
 Rate Demand Multifamily Revenue Bonds (Summerglen
 Apartments Project), Series 1995 (U.S. Bank of Washington,
 National Association),
 2.5%, 10-4-01  ..........................      $400    $   400,000
Public Hospital District No. 2, Snohomish County,
 Washington (Stevens Memorial Hospital), Unlimited
 Tax General Obligation Bonds, 1991 (Financial
 Guaranty Insurance Company),
 6.85%, 12-1-01  .........................       245        250,916
                                                        -----------
                                                          1,100,916
                                                        -----------

WISCONSIN - 1.76%
Village of Pleasant Prairie, Kenosha County,
 Wisconsin, General Obligation Promissory Notes,
 Series 2001D (Financial Guaranty Insurance Company),
 4.0%, 9-1-02  ...........................       165        166,843
City of West Allis, Wisconsin, Variable Rate Demand
 Revenue Bonds, Series 2001 (State Fair Exposition
 Center, Inc. Project), (U.S. Bank, National
 Association, Milwaukee, Wisconsin),
 2.35%, 10-4-01  .........................       100        100,000
                                                        -----------
                                                            266,843
                                                        -----------

TOTAL MUNICIPAL BONDS - 101.51%                         $15,392,577
 (Cost: $15,392,577)

TOTAL INVESTMENT SECURITIES - 101.51%                   $15,392,577
 (Cost: $15,392,577)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.51%)        (229,403)

NET ASSETS - 100.00%                                    $15,163,174


Notes to Schedule of Investments

Cost of investments owned is the same as that used for Federal income tax purposes.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL MONEY MARKET FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value
   (Notes 1 and 4) .................................      $15,393
 Cash   ............................................           25
 Receivables:
   Interest ........................................           75
   Fund shares sold ................................            1
 Prepaid registration fees (Note 2) ................           19
 Other  ............................................            2
                                                          -------
    Total assets  ..................................       15,515
                                                          -------
LIABILITIES
 Payable for investment securities purchased  ......          347
 Dividends payable  ................................            3
 Accrued accounting services fee (Note 3) ..........            1
 Accrued transfer agency and dividend disbursing (note3)        1
                                                          -------
    Total liabilities  .............................          352
                                                          -------
      Total net assets .............................      $15,163
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...................................      $    15
   Additional paid-in capital ......................       15,148
                                                          -------
    Net assets applicable to outstanding
      units of capital .............................      $15,163
                                                          =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................        $1.00
 Class B  ..........................................        $1.00
 Class C  ..........................................        $1.00
Capital shares outstanding:
 Class A  ..........................................       14,869
 Class B  ..........................................          156
 Class C  ..........................................          138
Capital shares authorized ..........................    1,000,000

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL MONEY MARKET FUND
For the Period from December 15, 2000* through September 30, 2001
(In Thousands)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  ..............         $340
                                                             ----
 Expenses (Note 3):
   Investment management fee .......................           41
   Registration fees ...............................           32
   Accounting services fee .........................            9
   Audit fees ......................................            6
   Transfer agency and dividend disbursing:
     Class A .......................................            3
     Class B .......................................          ---**
     Class C .......................................          ---**
   Custodian fees ..................................            3
   Legal fees ......................................            3
   Distribution fee:
     Class B .......................................            1
     Class C .......................................            1
   Service fee:
     Class B .......................................          ---**
     Class C .......................................          ---**
   Other............................................           11
                                                             ----
    Total  .........................................          110
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 3)  .........          (41)
                                                             ----
       Total expenses  .............................           69
                                                             ----
         Net investment income  ....................          271
                                                             ----
           Net increase in net assets resulting from
             operations  ...........................         $271
                                                             ====

 *Commencement of operations.
**Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL MONEY MARKET FUND
For the Period from December 15, 2000* through September 30, 2001
(In Thousands)

INCREASE IN NET ASSETS
 Operations:
   Net investment income ............           $271
                                             -------
    Net increase in net assets
      resulting from operations .....            271
                                             -------
 Distributions to shareholders from
   net investment income (Note 1D):**
   Class A ..........................           (268)
   Class B ..........................             (1)
   Class C ..........................             (2)
                                             -------
                                                (271)
                                             -------
 Capital share transactions
   (Note 4) .........................         15,063
                                             -------
      Total increase ................         15,063
NET ASSETS
 Beginning of period  ...............            100
                                             -------
 End of period  .....................        $15,163
                                             =======
   Undistributed net investment income          $---
                                                ====


 *Commencement of operations.
**See "Financial Highlights" on pages 15 - 17.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                  12-15-00*
                    through
                    9-30-01
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      -------
Net investment
 income  ...........   0.0212
Less dividends
 declared  .........  (0.0212)
                      -------
Net asset value,
 end of period  ....  $1.00
                      =======
Total return .......   2.12%
Net assets, end of
 period (in
 millions)  ........    $15
Ratio of expenses
 to average net assets
 including voluntary
 expense waiver ....   0.65%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver ............   2.65%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver ....   1.04%**
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense
 waiver ............   2.26%**

  *Commencement of operations.
 **Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                  12-15-00*
                    through
                    9-30-01
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      -------
Net investment
 income  ...........   0.0136
Less dividends
 declared  .........  (0.0136)
                      -------
Net asset value,
 end of period  ....  $1.00
                      =======
Total return .......   1.36%
Net assets, end of
 period (in
 thousands)  .......   $156
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver ............   1.61%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver  ...........   1.72%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver ....   2.58%**
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense
 waiver ............   0.75%**
 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL MONEY MARKET FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                  12-15-00*
                    through
                    9-30-01
                   --------
Net asset value,
 beginning of
 period  ...........  $1.00
                      -------
Net investment
 income  ...........   0.0136
Less dividends
 declared  .........  (0.0136)
                      -------
Net asset value,
 end of period  ....  $1.00
                      =======
Total return .......   1.36%
Net assets, end of
 period (in
 thousands)  .......   $138
Ratio of expenses
 to average net
 assets including
 voluntary expense
 waiver  ...........   1.61%**
Ratio of net investment
 income to average
 net assets including
 voluntary expense
 waiver  ...........   1.71%**
Ratio of expenses
 to average net assets
 excluding voluntary
 expense waiver ....   2.57%**
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense
 waiver ............   0.75%**
 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal and exempt from Federal income taxes. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant accretion/amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

The Fund, a Maryland corporation, was organized on September 7, 2000 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until December 15, 2000 (the date of the initial public offering).

On November 28, 2000, Waddell & Reed, Inc. ("W&R") purchased for investment 100,000 Class A shares of the Fund at their net asset value of $1.00 per share.

Prepaid registration expenses in the amount of $50,116 were paid by the Fund and are being amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee to Waddell & Reed Investment Management Company("WRIMCO"), the Fund's investment manager and a wholly owned subsidiary of W&R, for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays the fee daily. However, WRIMCO has voluntarily agreed to waive its management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended September 30, 2001, WRIMCO voluntarily waived $41,231 of its fee.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10                $      0
          From $   10 to $   25                $ 11,000
          From $   25 to $   50                $ 22,000
          From $   50 to $  100                $ 33,000
          From $  100 to $  200                $ 44,000
          From $  200 to $  350                $ 55,000
          From $  350 to $  550                $ 66,000
          From $  550 to $  750                $ 77,000
          From $  750 to $1,000                $ 93,500
               $1,000 and Over                 $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A shares, the Fund pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month, and $.75 for each shareholder check it processes. For Class B and Class C shares, the Fund pays WARSCO a monthly fee of $1.75 for each account which was in existence during any portion of the immediately preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

The Fund has adopted 12b-1 plans for Class B and Class C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class.

During the period ended September 30, 2001, W&R received no deferred sales charges for Class B and $91 deferred sales charges for Class C shares. During the period ended September 30, 2001, W&R paid no sales commissions.

The Fund paid no Directors' fees during the period ended September 30, 2001.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Multiclass Operations

The Fund offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the period corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.


                            For the
                             period
                              ended
                            9-30-01
                       ------------
Value issued from sale
 of shares:
 Class A  ............      $17,505
 Class B .............          155
 Class C .............          146
Value issued from
 reinvestment of dividends:
 Class A  ............          261
 Class B .............            1
 Class C .............            2
Value redeemed:
 Class A  ............       (2,997)
 Class B .............          ---
 Class C .............          (10)
                            -------
Increase in
 outstanding capital .      $15,063
                            =======

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Money Market Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Money Market Fund, Inc. (the "Fund") as of September 30, 2001, and the related statement of operations, statement of changes in net assets and the financial highlights for the period December 15, 2000 (commencement of operations) through September 30, 2001. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Money Market Fund, Inc. as of September 30, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period December 15,2000 through September 30, 2001 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
November 2, 2001

INCOME TAX INFORMATION


Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 2001:

                    PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
          --------------------------------------------------------
                     For Individuals          For Corporations
          ----------------------------------------------------------
 Record      OrdinaryLong-TermExempt      Non-Long-Term  Exempt
  Date         IncomeCapital GainInterestQualifyingCapital GainInterest
-------     ------------------------------------------------------
                                Class A, B and C

 December  200014.9267% ---%  85.0733%14.9267%     ---%85.0733%
January 2001
 through
 September
 2001         7.1141%   ---%  92.8859% 7.1141%     ---%92.8859%

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

Householding


If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President

The Waddell & Reed Advisors Group of Mutual Funds


Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.




------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1023A(9-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.